LEASE	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASE

19. LEASE

Operating leases

The Group’s leases consist of operating leases for administrative office spaces in different cities in the PRC. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2020 and 2021, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2021, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the years ended December 31, 2020 and 2021 was RMB155,287 and RMB193,957, and was recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expense on the consolidated statements of operations.

Some leases were terminated before the expiration of the lease term due to the negative impact of Business Restructuring, the relevant right-of-use asset and the lease liability were derecognized with the difference amounted to RMB484 recognized under Disposal loss on assets in the consolidated statements of operations. The noncash decrease of operating lease right-of-use assets was RMB470,358.

	Year ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	141,942	156,600
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	647,029	39,069
Weighted average remaining lease term:
Operating leases	4.6	4.3
Weighted average discount rate:
Operating leases	6.6%	6.5%

19. LEASE - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ending December 31:

RMB
Year ending December 31,
2022	108,998
2023	107,372
2024	104,373
2025	75,460
2026	31,160
2027 and thereafter	15,439
Less: imputed interest	(86,757)
Total	356,045

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2019, 2020, 2021, total rental expense for all operating leases amounted to RMB53,165, RMB155,287 and RMB193,957, respectively.